Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Stock-Based Compensation
Schedule of Company's stock-based compensation expense

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Stock-Based Compensation	$410	$—	$23,677	$—

Schedule of stock option transactions

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2018	—	$—
Options granted	994,966	15.06
Options exercised	—	—
Options canceled	(9,760)	15.00
Outstanding at September 30, 2019	985,206	$15.06	9.54	$24,002
Vested and Exercisable at September 30, 2019	—	$—	—	$—

Schedule of fair value of each option granted was estimated on the grant date using the Black-Scholes option pricing model

Risk free rate of return (1)	2.28% - 2.45%
Expected share price volatility (2)	18.40% - 18.45%
Expected life in years (3)	5.64 - 6.08 years
Dividend yield (4)	0%

(1) Determined based on the U.S. Treasury yield in effect at the time of the grant for zero-coupon U.S. Treasury notes with remaining terms similar to the expected term of the options.

(2) Determined based on analysis of the volatility of a peer group of publicly traded companies.

(3) Determined using the “simplified method” for estimating the expected option life, which is the average of the weighted-average vesting period and contractual term of the option as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its common stock has been publicly traded.

(4) Determined to be zero as the Company has not historically issued dividends.

Schedule of restricted stock unit transactions

	Number of shares	Weighted-average grant date fair value
Non vested outstanding at December 31, 2018	—	$—
Granted	6,066	$16.49
Vested	—	$—
Forfeited	—	$—
Non vested outstanding at September 30, 2019	6,066	$16.49